Convertible Loan (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of convertible loan [Table Text Block]

Liability Component

Balance, March 31, 2023	$4,729
Principal payment	(3,000)
Interest payment	(587)
Accretion and interest	2,412
Balance, March 31, 2024	3,554

Less: Current portion	(1,679)
Non-Current portion	$1,875

Principal payment	(3,000)
Interest payment	(337)
Accretion and interest	1,654
Balance, March 31, 2025	1,871

Less: Current portion	$(1,871)
Non-Current portion	$-

Derivative Component

Balance, March 31, 2023	$482
Change in fair value of liability	(362)
Balance, March 31, 2024	120

Reclassification to equity	(120)
Change in fair value of liability	-
Balance, March 31, 2025	$-